Document and Entity Information	Feb. 11, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 11, 2022
Entity Registrant Name	SCP & CO Healthcare acquisition company
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39921
Entity Tax Identification Number	85-4030703
Entity Address, Address Line One	2909 W Bay to Bay Blvd
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33629
City Area Code	813
Local Phone Number	318-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001820160
Units, each consisting of one share of Class A Common Stock, par value $0.0001 per share, and one-half of one Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	SHACU
Security Exchange Name	NASDAQ
Shares of Class A Common Stock, par value $0.0001 per share, included as part of the units [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A Common Stock, par value $0.0001 per share, included as part of the units
Trading Symbol	SHAC
Security Exchange Name	NASDAQ
Redeemable Warrants, included as part of the units [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, included as part of the units
Trading Symbol	SHACW
Security Exchange Name	NASDAQ